ALLOWANCE FOR LOAN AND LEASE LOSSES - Allowance for Loan and Lease Losses on Covered Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$ 18,901	$ 45,190
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	9,400	19,136
Real estate-commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	8,515	22,918
Real estate-residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	761	2,599
Installment
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$ 225	$ 537